SHARE-BASED COMPENSATION - Summary of option activity (Detail) - ¥ / shares	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Share-based Payment Arrangement [Abstract]
Number of Options - Beginning balance	68,220,000	70,000,000	70,000,000
Number of Options - Forfeited	26,470,000	1,780,000
Number of Options - Ending balance	41,750,000	68,220,000	70,000,000	70,000,000
Number of Options - Vested or expected to vest	41,750,000
Exercise Price RMB - Beginning balance	¥ 2	¥ 2	¥ 2
Exercise Price RMB - Forfeited	2	2
Exercise Price RMB - Ending balance	2	¥ 2	¥ 2	¥ 2
Exercise Price RMB - Vested or expected to vest	¥ 2
Remaining Contractual Life	6 years 1 month 6 days	6 years 8 months 26 days	7 years 8 months 23 days	8 years 8 months 23 days
Remaining Contractual Life - Vested or expected to vest	6 years 1 month 6 days
Remaining Contractual Life - Forfeited	6 years 8 months 26 days	7 years 8 months 23 days